Segmental reporting - Disclosure of analysis of results by business (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee
Disclosure of operating segments [line items]
Total income	£ 18,268	£ 18,194	£ 15,408
Operating expenses	(12,419)	(10,971)	(9,885)
Litigation and conduct	(44)	(1,427)	(374)
Operating expenses	(12,463)	(12,398)	(10,259)
Other net (expenses) income	(4)	4	(8)
Profit before Impairment	5,801	5,800	5,141
Credit impairment (charges)/releases	(1,578)	(933)	277
Profit before tax	4,223	4,867	5,418
Total assets	1,185,166	1,203,537	1,061,800
Total liabilities	£ (1,124,662)	£ (1,144,584)	£ (1,005,500)
Number of employees (full time equivalent) | employee	23,900,000,000	21,900	20,200
Average number of employees (full time equivalent) | employee	23,800,000,000	21,100	20,300
Average number of employees (headcount) | employee	24,000,000,000	21,300	20,500
Operating segments | Corporate and Investment Bank
Disclosure of operating segments [line items]
Total income	£ 13,084	£ 13,722	£ 12,481
Operating expenses	(8,751)	(8,011)	(7,169)
Litigation and conduct	6	(1,189)	(237)
Operating expenses	(8,745)	(9,200)	(7,406)
Other net (expenses) income	(3)	3	(8)
Profit before Impairment	4,336	4,525	5,067
Credit impairment (charges)/releases	(23)	(119)	461
Profit before tax	4,313	4,406	5,528
Total assets	1,083,900	1,111,200	986,200
Total liabilities	£ (1,035,600)	£ (1,057,100)	£ (930,100)
Number of employees (full time equivalent) | employee	8,400,000,000	8,000	7,800
Operating segments | Consumer, Cards and Payments
Disclosure of operating segments [line items]
Total income	£ 5,340	£ 4,547	£ 3,337
Operating expenses	(3,280)	(2,800)	(2,316)
Litigation and conduct	(53)	(230)	(108)
Operating expenses	(3,333)	(3,030)	(2,424)
Other net (expenses) income	0	1	1
Profit before Impairment	2,007	1,518	914
Credit impairment (charges)/releases	(1,525)	(814)	(185)
Profit before tax	482	704	729
Total assets	90,300	79,900	64,400
Total liabilities	£ (87,700)	£ (85,000)	£ (72,000)
Number of employees (full time equivalent) | employee	3,900,000,000	2,900	2,600
Head Office
Disclosure of operating segments [line items]
Total income	£ (156)	£ (75)	£ (410)
Operating expenses	(388)	(160)	(400)
Litigation and conduct	3	(8)	(29)
Operating expenses	(385)	(168)	(429)
Other net (expenses) income	(1)	0	(1)
Profit before Impairment	(542)	(243)	(840)
Credit impairment (charges)/releases	(30)	0	1
Profit before tax	(572)	(243)	(839)
Total assets	11,000	12,400	11,200
Total liabilities	£ (1,400)	£ (2,500)	£ (3,400)
Number of employees (full time equivalent) | employee	11,600,000,000	11,000	9,800